Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Loans and Borrowings

	Effective interest rate	Maturity	31.12.2021
	%		RMB’000
Current
Renminbi denominated loans	1.10 – 3.85	2022	2,103,000

Non-current
Renminbi denominated loans	3.45	2023	100,000

	Effective interest rate	Maturity	31.12.2022	31.12.2022
	%		RMB’000	US$’000
Current
Renminbi denominated loans	0.86 – 3.70	2023	2,141,432	308,036

Non-current
Renminbi denominated loans	3.00	2025	200,000	28,769

Note:

(i)	All loan balances as stated above do not have a callable feature.